Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of detailed information of inventories explanatory
Inventories as of December 31, 2025, 2024 and 2023 are comprised as follows:

	2025	2024	2023
Spare parts and accessories (1)	$168,302	137,212	109,964
Miscellaneous supplies	15,048	12,599	12,039

	183,350	149,811	122,003
Impairment	(8,996)	(10,090)	(13,545)

	$174,354	139,721	108,458